Note 5 Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted earnings per share [Line Items]
Profit (loss), attributable to owners of parent		€ 6,420	€ 4,653	€ 1,305
Adjustment additional Tier 1 securities	[1]	(313)	(359)	(387)
Profit adjusted		6,107	4,293	917
Of which profit loss from continued operations net of remuneration of additional Tier 1 capital instruments		6,107	4,014	2,646
Of which profit from discontinued operations net of non-controlling interest		0	280	(1,729)
Weighted average number of shares outstanding		6,424	6,668	6,668
Average treasury shares		(9)	(12)	(13)
Share buyback program	[2]	(225)	(255)	0
Adjusted number of shares basic earnings per share C		6,189	6,401	6,655
Adjusted number of shares diluted earnings per share D		€ 6,189	€ 6,401	€ 6,655
Dividends recognised as distributions to owners per share		€ 0.99	€ 0.67	€ 0.14
Basic earnings (loss) per share from continuing operations		0.99	0.63	0.40
Diluted earnings (loss) per share from continuing operations		0.99	0.63	0.40
Basic earnings (loss) per share from discontinued operations		0	0.04	(0.26)
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0.04	€ (0.26)

[1]	(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
[2]	(2) On August 19, 2022, BBVA announced the completion of the execution of the share buyback program. In order to calculate the attributable earnings per share in 2022, it includes the average number of shares taking into account the two redemptions of shares which took place in 2022. In the year ended December 31, 2021, it takes into account 112 million shares acquired under the shares buyback program and the estimated number of shares pending to be acquired under the first tranche of the share buyback program as of December 31, 2021 (see Note 4).